ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES
ORDINARY SHARES
22.	ORDINARY SHARES

As mentioned in Note 18, on March 18, 2022, an ordinary shareholder of the Company, sold its 5,332,827 ordinary shares at US$4.43 per share to Pre-A Investor B with a cash consideration of US$23,650. The Company considered the redesignation, in substance, was effectively a repurchase and retirement of the ordinary shares and simultaneously an issuance of Series Pre-A Preferred Shares.

As mentioned in Note 1(b), following the Merger Transaction, the Company’s Articles were amended. As such, the shares and corresponding capital amounts and loss per share prior to the Merger have been retroactively adjusted. The new authorized shares of the Company is US$50 divided into 5,000,000,000 shares comprising of ordinary shares with par value of US$0.00001 each.

Upon the consummation of Business Combination on February 22, 2024, as mentioned in note 1(b), all ordinary shares of the Company held by all existing shareholders of the Company before the Merger Transaction were recapitalized from 2,142,922,222 ordinary shares into 474,621,603 ordinary shares using recapitalization factor of 0.2215 and the value of the ordinary share was reduced by US$16. The Company issued 202,114,211 ordinary shares, among which 1,417,544 ordinary shares held by the Sponsor remained unvested and subject to vesting condition as mentioned in note 1(b).

On August 23, 2024, the Company issued 16,000,000 ordinary shares to Deutsche Bank Trust Company Americas, which is reserved for future issuances upon the exercise or vesting of share options granted under the 2022 Share Incentive Plan. As of December 31, 2024, 110,300 shares were issued to employees under the 2022 Share Incentive Plan.

On September 16, 2024, the Company entered into a security purchase agreement (“Purchase Agreement”) with Westwood, pursuant to which, Westwood has committed to purchase, subject to certain conditions, up to US$350,000 of ADSs during a commitment period of approximately 36 months. Each issuance by the Company under the Purchase Agreement is subject to a maximum amount equal to 50% of the average daily trading volume in the ADSs on Nasdaq during the five trading days immediately preceding the day Westwood receives a valid purchase notice and subject to a US$100,000 cap. The purchase price of ADSs that the Company may direct Westwood to purchase will be equal to 97% of the lowest daily volume-weighted average price during the three consecutive trading days beginning on the date that a purchase notice is delivered by the Company to Westwood. As consideration for Westwood’s irrevocable commitment to purchase ADSs upon the terms of and subject to satisfaction of the conditions set forth in the Purchase Agreement, the Company issued 700,000 ordinary shares with fair value of US$3,500 to Westwood on September 19, 2024, which was recognized in general and administrative expenses for the year ended December 31, 2024. In addition, the Company issued 202,500 ordinary shares to Westwood with a total consideration of US$807.

The number of ordinary shares issued and outstanding as of December 31, 2024 is 694,134,038 and 676,826,794, respectively. The number of ordinary shares issued and outstanding as of December 31, 2023 is 474,621,603.